S000045258 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	128 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE One-Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.38%	2.47%		1.74%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)		1.35%
Columbia Mortgage Opportunities Fund Class S
Prospectus [Line Items]
Average Annual Return, Percent		5.04%	1.12%		3.27%
Performance Inception Date	Oct. 02, 2024
Columbia Mortgage Opportunities Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.97%	0.53%		2.96%
Performance Inception Date						Apr. 30, 2014
Columbia Mortgage Opportunities Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.33%)	(1.73%)		0.75%
Performance Inception Date						Apr. 30, 2014
Columbia Mortgage Opportunities Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.12%	(0.54%)		1.30%
Performance Inception Date						Apr. 30, 2014
Columbia Mortgage Opportunities Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.19%	0.36%		2.50%
Performance Inception Date						Apr. 30, 2014
Columbia Mortgage Opportunities Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent		5.29%	1.41%		3.58%
Performance Inception Date						Apr. 30, 2014
Columbia Mortgage Opportunities Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		5.24%	1.37%		3.53%
Performance Inception Date						Apr. 30, 2014
Columbia Mortgage Opportunities Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent		5.33%	1.46%		3.55%
Performance Inception Date				Mar. 01, 2017